SCHEDULE OF CHANGES IN WORKING CAPITAL (Details) - CAD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Supplemental Cash Flow Information
(Increase) decrease in accounts receivables	$ (230)	$ 43
(Increase) decrease in prepaid expenses	(32)	14
Increase (decrease) in trade payables and accrued liabilities	59	(66)
Total changes in working capital	$ (203)	$ (9)